Related Party Transactions	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Related party transactions

Note 11 – Related party transactions

	June 30,	December 31,
	2022	2021
Balances with related parties:
Short-term liabilities due to shareholders	$10,577	$96,320
Long -term loans due to shareholders	$1,088,250	$1,088,250